Financial Instruments - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 13,957,750	¥ 13,178,018
Liabilities	7,603,078	7,494,495
Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	344,769	249,320
Liabilities	48,860	42,373
Fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	15,261	6,074
Fair value | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	25,460	30,455
Fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	8,139	5,844
Fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,131	19,141
Fair value | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	62,522	22,749
Fair value | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11,435	10,409
Fair value | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,063	1,052
Fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23,806	26,852
Fair value | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	71,080	20,665
Fair value | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	157,731	148,451
Fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	74,495	84,188
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	74,495	84,188
Fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	144,144	62,556
Liabilities	34,131	36,529
Fair value | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	8,672	6,074
Fair value | Level 2 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	25,460	30,455
Fair value | Level 2 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,542	19,141
Fair value | Level 2 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	62,522	22,749
Fair value | Level 2 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	71,080	20,665
Fair value | Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	126,129	102,576
Liabilities	14,728	5,844
Fair value | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	6,589	0
Fair value | Level 3 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	8,139	5,844
Fair value | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,589	0
Fair value | Level 3 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11,435	10,409
Fair value | Level 3 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,063	1,052
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23,806	26,852
Fair value | Level 3 | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 83,236	¥ 64,263